Cash flow information (Details 2)	12 Months Ended
	Jun. 30, 2022 ARS ($)	Jun. 30, 2021 ARS ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2020 ARS ($)	Jun. 30, 2020 USD ($)
Dividends not collected	$ 0	$ 0		$ (987,000,000)
Increase/ (Decrease) in participation in subsidiaries, associates and joint ventures due to currency translation adjustment	8,847,000,000	5,854,000,000		(3,855,000,000)
Increase in other reserves through an increase in investments in associates and joint ventures	170,000,000	9,693		0
Increase in intangible assets through a decrease in investment in associates	0	1,340		0
Decrease in property, plant and equipment through an increase in tax credits and liabilities	0	754		0
Increase in property, plant and equipment through a decrease in investment property	0	3,639		0
Decrease in property, plant and equipment through an increase in equity	913,000,000	394		0
Decrease trade and other receivables through a decrease in lease liabilities	3,000,000	30		0
Increase in financial instruments through a decrease in trade and other receivables with related parties	0	71		0
Increase in trading properties through an increase in borrowings	0	100,000,000		30,000,000
Dividends in shares distribution	0	1,192,000,000		1,451
Increase in investment properties through an increase in borrowings	0		$ 667,000,000	200,000,000
Increase in rights of use assets through an increase in lease liabilities	985,000,000	3,304,000,000		19,929
Increase in property, plant and equipment through an increase in trade and other payables	0	0		1,820,000,000
Increase in trading properties through a decrease in investment properties	3,139	0		0
Increase in investment properties through an increase in trade and other payables	185	0		1,751,000,000
Cancellation of non-convertible notes in portfolio	8,563		0		$ 0
Decrease in investment properties through an increase in property, plant and equipment	4,958		0		0
Decrease in property, plant and equipment through an increase in investment properties	1,159		0		0
Distribution of dividends to non-controlling shareholders? pending payment	0	0		4,337,000,000
Decrease in associates and joint ventures through an increase in assets held for sale	0	0		5,101
Increase in participation in subsidiaries, associates and joint ventures due to an increase in the reserve share-based payments	70	0		(10)
Decrease in borrowings through a decrease in financial assets	0	0		6,044
Increase in investment properties through a decrease in financial assets	0	0		685
Increase in intangible assets through an increase in trade and other payables	12	0		1,217
Increase in investment in associates through loss of control in subsidiaries	0	0		3,286
Acquisition of investment properties through a decrease in trade and other receivables	0	0		69,000,000
Inssuance of non-convertible notes	10,264	0		52
Increase in investment in associates through a decrease in investments in financial assets	865	0		2,104
Increase in investments in financial assets through a decrease in investment properties	0	0		2,925
Increase in rights of use assets through an increase in lease liabilities - Adjustment of opening balances (IFRS 16)	0	0		34,787
Increase in intangible assets through an increase in payroll and social security liabilities	26	0		0
Decrease in equity through an increase in deferred income tax liabilities	374		0		0
Decrease in borrowings through a decrease in trade and other receivables	441	0		0
Increase in investment in associates and joint ventures through an decrease in investments in financial assets	45	0		0
Increase in dividends receivables through a decrease in investment in associates and join ventures	17	0		0
Capital contributions from non-controlling interest in subsidiaries through a decrease in borrowings	4	0		0
Capital contributions from non-controlling interest in subsidiaries through an increase in trade and other receivables	5,000,000	$ 0		$ 0
Decrease in property, plant and equipment through an increase in trade and other receivables	$ 16,000,000		$ 0		$ 0